CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current liabilities	$ 94,337	$ 87,534
Non-current liabilities	$ 1,995	$ 8,301
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	0	0
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Treasury stock, par value	$ 0.00005	$ 0.00005
Treasury stock (in shares)	8,785,711	16,795,331
Class A ordinary shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	504,387,299	504,387,299
Ordinary shares, shares outstanding	495,601,588	487,591,968
Class B ordinary shares
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	70,205,300	70,205,300
Ordinary shares, shares outstanding	70,205,300	70,205,300
Consolidated VIE
Current liabilities	$ 1,968	$ 1,679
Non-current liabilities	$ 0	$ 0